Employee-related expenditure - Number of employees (Details) - employee	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Number and average number of employees
Permanent employees	28,725	30,670	31,112
Non-permanent employees	224	331	317
Total number of employees	28,949	31,001	31,429
Enaex Africa (Pty) Ltd
Number and average number of employees
Number of employees transferred	968
LyondellBasell
Number and average number of employees
Number of employees transferred	401